Significant Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured domestic bonds	$ 30,500		$ 30,500
Investments accounted for using equity method	$ 8,252	$ 269	$ 6,949